S000069532 [Member] Expense Example - iShares ESG Select Screened S&P 500 ETF - iShares ESG Select Screened S&P 500 ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103